Note 13 - Financial assets at fair value through other comprehensive income debt securities (Details) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Issued in Euros [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	€ 17,205		€ 22,765		€ 22,427
Unrealized Gains debt securities available for sale financial assets	661		791		711
Unrealized losses debt securities available for sale financial assets	(9)		(17)		(18)
Subtotal Debt securities, available-for-sale	17,857		23,539		23,119
Issued in Euros [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,597		1,951		2,305
Unrealized Gains debt securities available for sale financial assets	100		114		117
Unrealized losses debt securities available for sale financial assets	(1)		0		(1)
Subtotal Debt securities, available-for-sale	1,696		2,066		2,421
Issued in Euros [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0		0
Unrealized Gains debt securities available for sale financial assets	0		0		0
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	0		0		0
Issued in Euros [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	793		891		986
Unrealized Gains debt securities available for sale financial assets	63		72		82
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	855		962		1,067
Issued in Euros [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	804		1,061		1,319
Unrealized Gains debt securities available for sale financial assets	37		43		36
Unrealized losses debt securities available for sale financial assets	(1)		0		(1)
Subtotal Debt securities, available-for-sale	841		1,103		1,354
Total domestic [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	18,802		24,716		24,731
Unrealized Gains debt securities available for sale financial assets	761		906		828
Unrealized losses debt securities available for sale financial assets	(10)		(17)		(19)
Subtotal Debt securities, available-for-sale	19,553		25,605		25,540
Total foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	34,521		40,557		49,253
Unrealized Gains debt securities available for sale financial assets	392		661		773
Unrealized losses debt securities available for sale financial assets	(758)		(572)		(987)
Subtotal Debt securities, available-for-sale	34,157		40,647		49,040
Mexico [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	6,299		9,755		11,525
Unrealized Gains debt securities available for sale financial assets	6		45		19
Unrealized losses debt securities available for sale financial assets	(142)		(142)		(343)
Subtotal Debt securities, available-for-sale	6,163		9,658		11,200
Mexico [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,286		8,101		9,728
Unrealized Gains debt securities available for sale financial assets	4		34		11
Unrealized losses debt securities available for sale financial assets	(121)		(120)		(301)
Subtotal Debt securities, available-for-sale	5,169		8,015		9,438
Mexico [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,013		1,654		1,797
Unrealized Gains debt securities available for sale financial assets	2		11		8
Unrealized losses debt securities available for sale financial assets	(21)		(22)		(42)
Subtotal Debt securities, available-for-sale	994		1,643		1,763
Mexico [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0		0
Unrealized Gains debt securities available for sale financial assets	0		0		0
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	0		0		0
Mexico [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	35		212		86
Unrealized Gains debt securities available for sale financial assets	0		1		2
Unrealized losses debt securities available for sale financial assets	(1)		(3)		(1)
Subtotal Debt securities, available-for-sale	34		209		87
Mexico [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	978		1,442		1,710
Unrealized Gains debt securities available for sale financial assets	2		10		6
Unrealized losses debt securities available for sale financial assets	(20)		(19)		(41)
Subtotal Debt securities, available-for-sale	961		1,434		1,675
United States [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	14,507		12,479		14,256
Unrealized Gains debt securities available for sale financial assets	47		36		48
Unrealized losses debt securities available for sale financial assets	(217)		(198)		(261)
Subtotal Debt securities, available-for-sale	14,338		12,317		14,043
United States [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	11,227		8,625		8,460
Unrealized Gains debt securities available for sale financial assets	37		8		9
Unrealized losses debt securities available for sale financial assets	(135)		(133)		(131)
Subtotal Debt securities, available-for-sale	11,130		8,500		8,337
United States [Member] | Total State Debt [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	7,285		3,052		1,702
Unrealized Gains debt securities available for sale financial assets	29		0		1
Unrealized losses debt securities available for sale financial assets	(56)		(34)		(19)
Subtotal Debt securities, available-for-sale	7,258		3,018		1,683
United States [Member] | States And Political Subdivisions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,942		5,573		6,758
Unrealized Gains debt securities available for sale financial assets	8		8		8
Unrealized losses debt securities available for sale financial assets	(79)		(99)		(112)
Subtotal Debt securities, available-for-sale	3,872		5,482		6,654
United States [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,280		3,854		5,797
Unrealized Gains debt securities available for sale financial assets	10		28		39
Unrealized losses debt securities available for sale financial assets	(82)		(65)		(130)
Subtotal Debt securities, available-for-sale	3,208		3,817		5,706
United States [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0		0
Unrealized Gains debt securities available for sale financial assets	0		0		0
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	0		0		0
United States [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	49		56		95
Unrealized Gains debt securities available for sale financial assets	1		1		2
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	50		57		97
United States [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	3,231		3,798		5,702
Unrealized Gains debt securities available for sale financial assets	9		26		37
Unrealized losses debt securities available for sale financial assets	(82)		(65)		(130)
Subtotal Debt securities, available-for-sale	3,158		3,759		5,609
Turkey [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,164		5,052		5,550
Unrealized Gains debt securities available for sale financial assets	20		48		73
Unrealized losses debt securities available for sale financial assets	(269)		(115)		(180)
Subtotal Debt securities, available-for-sale	3,916		4,985		5,443
Turkey [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,007		5,033		5,055
Unrealized Gains debt securities available for sale financial assets	20		48		70
Unrealized losses debt securities available for sale financial assets	(256)		(114)		(164)
Subtotal Debt securities, available-for-sale	3,771		4,967		4,961
Turkey [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	157		19		495
Unrealized Gains debt securities available for sale financial assets	0		1		2
Unrealized losses debt securities available for sale financial assets	(13)		(1)		(16)
Subtotal Debt securities, available-for-sale	145		19		482
Turkey [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0		0
Unrealized Gains debt securities available for sale financial assets	0		0		0
Unrealized losses debt securities available for sale financial assets	0		0		0
Subtotal Debt securities, available-for-sale	0		0		0
Turkey [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	157		19		448
Unrealized Gains debt securities available for sale financial assets	0		0		2
Unrealized losses debt securities available for sale financial assets	(13)		(1)		(15)
Subtotal Debt securities, available-for-sale	145		19		436
Turkey [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	0		0		47
Unrealized Gains debt securities available for sale financial assets	0		0		0
Unrealized losses debt securities available for sale financial assets	0		0		(1)
Subtotal Debt securities, available-for-sale	0		0		46
Other countries [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	9,551		13,271		17,923
Unrealized Gains debt securities available for sale financial assets	319		533		634
Unrealized losses debt securities available for sale financial assets	(130)		(117)		(203)
Subtotal Debt securities, available-for-sale	9,740		13,687		18,354
Other countries [Member] | General Government [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	4,510		6,774		7,882
Unrealized Gains debt securities available for sale financial assets	173		325		373
Unrealized losses debt securities available for sale financial assets	(82)		(77)		(98)
Subtotal Debt securities, available-for-sale	4,601		7,022		8,156
Other countries [Member] | Other [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	5,041		6,497		10,041
Unrealized Gains debt securities available for sale financial assets	146		208		261
Unrealized losses debt securities available for sale financial assets	(48)		(40)		(105)
Subtotal Debt securities, available-for-sale	5,139		6,664		10,197
Other countries [Member] | Central Banks [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	987		1,330		1,657
Unrealized Gains debt securities available for sale financial assets	2		2		4
Unrealized losses debt securities available for sale financial assets	(4)		(1)		(2)
Subtotal Debt securities, available-for-sale	986		1,331		1,659
Other countries [Member] | Credit Institutions [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	1,856		2,535		3,269
Unrealized Gains debt securities available for sale financial assets	111		139		96
Unrealized losses debt securities available for sale financial assets	(20)		(19)		(54)
Subtotal Debt securities, available-for-sale	1,947		2,654		3,311
Other countries [Member] | Other Issuers [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	2,197		2,632		5,115
Unrealized Gains debt securities available for sale financial assets	33		66		161
Unrealized losses debt securities available for sale financial assets	(25)		(19)		(49)
Subtotal Debt securities, available-for-sale	2,206		2,679		5,227
Total Domestic Foreign [Member]
Available for sale financial assets debt securities [Line Items]
Amortized cost debt securities available for sale financial assets	53,323	[1]	65,273	[2]	73,985	[3]
Unrealized Gains debt securities available for sale financial assets	1,153		1,567		1,601
Unrealized losses debt securities available for sale financial assets	(768)		(589)		(1,006)
Subtotal Debt securities, available-for-sale	€ 53,709		€ 66,251		€ 74,580

[1]	(*) The amortized co st includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.
[2]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.
[3]	(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.